UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine Chartouni
Title:  Chief Compliance Officer
Phone:  212-500-3179


Signature, Place and Date of Signing:

/s/ Christine Chartouni        New York, New York            November 14, 2011
----------------------       -----------------------        -------------------
    [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:  $437,081
                                       (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number       Name
---    --------------------       ----------------------------------------------
1.     028-11614                  Marathon Special Opportunity Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Marathon Asset Management, L.P.
                                                         September 30, 2011


COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------               --------------  ---------  --------  --------------------  ----------  --------  ----------------------
                                                         VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS      SOLE    SHARED NONE
--------------               --------------  ---------  --------  ---------  ---  ----  ----------  --------  --------- ------ -----
AMERICAN CAP LTD             COM             02503Y103    4,714     691,203  SH           SHARED       1        691,203
AMERICAN CAP LTD             COM             02503Y103    4,602     674,788  SH           SOLE        NONE      674,788
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH  03938L104    1,631     102,500       CALL    SHARED       1        102,500
BANCO MACRO SA               SPON ADR B      05961W105      800      40,000  SH           SOLE        NONE       40,000
DORAL FINL CORP              COM NEW         25811P886    6,466   5,932,030  SH           SHARED       1      5,932,030
ISHARES INC                  MSCI BRAZIL     464286400    2,040      39,220  SH           SHARED       1         39,220
ISHARES INC                  MSCI BRAZIL     464286400      520      10,000  SH           SOLE        NONE       10,000
ISHARES INC                  MSCI BRAZIL     464286400    2,340      45,000       CALL    SHARED       1         45,000
ISHARES INC                  MSCI BRAZIL     464286400    2,340      45,000       PUT     SHARED       1         45,000
JPMORGAN CHASE & CO          COM             46625H100   20,298     673,900       CALL    SHARED       1        673,900
JPMORGAN CHASE & CO          COM             46625H100   29,250     971,100       CALL    SOLE        NONE      971,100
SPDR S&P 500 ETF TR          TR UNIT         78462F103  101,858     900,200       PUT     SHARED       1        900,200
SPDR S&P 500 ETF TR          TR UNIT         78462F103  260,222   2,299,800       PUT     SOLE        NONE    2,299,800






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